Organization and Principal Activities (Details) - USD ($)			12 Months Ended
		Nov. 07, 2025	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024
Organization and Principal Activities [Line Items]
Incorporated date			Sep. 12, 2023
Percentage of remaining interest			0.80%
Ordinary share percentage			10.00%
Ordinary share			1
Ordinary shares par value (in Dollars per share)	[1]		$ 0.0008		$ 0.0008
Warrant [Member]
Organization and Principal Activities [Line Items]
Warrants expire		5 years		5 years
Profit Sail Int’l Express (H.K.) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			99.20%
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share percentage			90.00%
Ordinary share			1
Ordinary shares par value (in Dollars per share)			$ 0.0008
Number of shares issued (in Shares)	[2]		5,332,216
Exercise price per share (in Dollars per share)		$ 2.16
Class A Ordinary Share [Member]
Organization and Principal Activities [Line Items]
Ordinary share			1
Private Placement [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.0008
Number of shares issued (in Shares)		5,332,216
Price per unit (in Dollars per share)		$ 1.8
Additional ordinary shares (in Shares)		10,664,432
Gross amount of proceeds from ordinary shares (in Dollars)		$ 9,597,989
Net proceeds of deducting placement (in Dollars)		$ 8,574,364
Private Placement [Member] | Pre-Funded Warrant [Member]
Organization and Principal Activities [Line Items]
Number of shares (in Shares)		1
Private Placement [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares)		5,332,216
Number of shares (in Shares)		1
Private Placement [Member] | Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares (in Shares)		1
Purchase ordinary shares (in Shares)		2
Business Great Global Supply Chain Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percent			100.00%

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).
[2]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).